Morgan Stanley Pacific Growth Fund Inc.
LETTER TO THE SHAREHOLDERS / / OCTOBER 31, 2002

Dear Shareholder:
The 12-month period ended October 31, 2002, was a difficult one for investors in Asia and around the world. With much of Asia's economic strength tied to exports to the West, uncertainty in U.S. and European markets led to a volatile period for stocks around the Pacific Rim.

Asia ex-Japan markets were extremely volatile during the period. Although the region as a whole experienced strong growth during the first six months of the period, many Pacific Rim countries began to backslide during the second half of the period. However, Asia ex-Japan equities rebounded in October, along with other major global equity markets.

The Japanese market had been one of the region's best performers, as positive indicators of a cyclical recovery pushed Japanese equities higher throughout most of the reporting period. As the period came to a close, however, mounting concerns about the prospects for an economic recovery in the United States led investors to reevaluate the anticipated cyclical recovery in Japan. October began with many market observers believing that Japan's economy might be entering the final phase of its 12-year bear market with the appointment of a new head of Japan's Financial Services Agency. His initial ideas were perceived to have a negative impact on the economy, however, and many lower-quality companies and bank shares were sold aggressively on fears of bankruptcies.

Performance and Portfolio Strategy
For the 12-month period ended October 31, 2002, Morgan Stanley Pacific Growth Fund's Class B shares posted a total return of -4.05 percent compared to -14.85 percent for the Morgan Stanley Capital International (MSCI) World Index. For the same period, the Fund's Class A, C and D shares posted total returns of -3.59 percent, -3.84 percent and -3.12 percent, respectively. The performance of the Fund's share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. The accompanying chart compares the Fund's performance to that of the MSCI World Index.

According to Morgan Stanley Investment Management Inc., the Fund's sub-advisor, the Fund's significant exposure to Japanese technology stocks negatively affected its performance, as these issues declined on fears of a deteriorating U.S. economy and rising Japanese yen. Conversely, the Fund's small exposure to the languishing banking sector helped it sidestep major declines in that sector. The Fund maintained its exposure to Japanese technology companies that, in the view of the sub-advisor, have a generally good profit outlook, and increased exposure to technology companies with measurable positive balance sheet qualities.

Morgan Stanley Pacific Growth Fund Inc.
LETTER TO THE SHAREHOLDERS / / OCTOBER 31, 2002 CONTINUED

In Asia ex-Japan, the South Korean market continued to outperform despite a sharp correction that occurred in the middle of this year. The Taiwanese market, which witnessed a strong rally in the fourth quarter of last year, continued to be plagued by problems in the technology sector. Although export growth has been strong this year compared to last year, pricing power and margins for technology companies in Taiwan have continued to decline. Meanwhile, the Hong Kong market underperformed, as rising unemployment and persisting deflation weighed down market sentiment. Within these markets, the sub-advisor is focusing on adding to positions in large, blue-chip stocks that it considers to have strong balance sheets, positive cash flows and have excellent long-term growth opportunities. The sub-advisor has also been adding selectively to stocks that it believes offer attractive valuations and have a sustainable competitive advantage in their respective businesses. In addition, the sub-advisor has added to positions in what it considers to be beaten-down sectors, including airlines, property and selective names in information technology.

Looking Ahead
While it is uncertain whether Japan will act decisively to correct its banking system's loan problems, the new head of Japan's Financial Services Agency is a highly acclaimed academic with few political ties and seems to be promising new hope to solve the excess capacity and deflationary pressures that have burdened the local economy for years. The sub-advisor is encouraged by the Japanese government's recent promise to tackle deflation and the Bank of Japan's proposal to consider purchasing Japanese bank equity portfolios as an example that appropriate measures to revive the Japanese economy are now seriously beginning to emerge. The sub-advisor notes that Japanese valuations remain near 20-year lows, and select companies are continuing to reinvent themselves by focusing on their core competencies through restructuring, rationalization of their businesses and presenting attractive global valuation comparisons.

Although the sub-advisor believes that an earnings recovery for corporate Asia ex-Japan is likely to stagnate through the end of this year, it views as likely an uptrend in earnings growth over the next year and remains optimistic about the region's markets over the next 12 months, noting that they continue to trade at a substantial discount to the global markets. The sub-advisor believes that the global markets will experience an anemic economic recovery over the next three to four quarters, and if this transpires the Asia ex Japan markets should perform well on both a relative and an absolute basis.

Morgan Stanley Pacific Growth Fund Inc.
LETTER TO THE SHAREHOLDERS / / OCTOBER 31, 2002 CONTINUED

We appreciate your ongoing support of Morgan Stanley Pacific Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Pacific Growth Fund Inc.
FUND PERFORMANCE / / OCTOBER 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000-CLASS B
($ in Thousands)

                FUND     MSCI WORLD INDEX(4)
October 1992    $10,000              $10,000
October 1993    $15,613              $12,701
October 1994    $17,282              $13,672
October 1995    $15,788              $14,969
October 1996    $16,261              $17,409
October 1997    $11,218              $20,329
October 1998     $8,652              $23,430
October 1999    $12,796              $29,267
October 2000    $11,662              $29,587
October 2001     $7,946              $22,038
October 2002  $7,624(3)              $18,765

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                   Average Annual Total Returns -- Period Ended October 31, 2002
   ----------------------------------------------------------------------------------------------
                 Class A Shares*                                  Class B Shares**
   --------------------------------------------     ---------------------------------------------
   1 Year                     (3.59)%(1) (8.65)%(2) 1 Year                     (4.05)%(1)  (8.85)%(2)
   5 Years                    (6.81)%(1) (7.81)%(2) 5 Years                    (7.43)%(1)  (7.80)%(2)
   Since Inception (7/28/97)  (13.51)%(1) (14.39)%(2) 10 Years                 (2.68)%(1)  (2.68)%(2)

                  Class C Shares+                                   Class D Shares++
   ---------------------------------------------      ---------------------------------------------
   1 Year                     (3.84)%(1)  (4.80)%(2)  1 Year                     (3.12)%(1)
   5 Years                    (7.35)%(1)  (7.35)%(2)  5 Years                    (6.52)%(1)
   Since Inception (7/28/97)  (14.03)%(1) (14.03)%(2) Since Inception (7/28/97)  (13.25)%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON OCTOBER 31, 2002.
(4) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING SECURITIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 22 DEVELOPED MARKET COUNTRIES IN NORTH AMERICA, EUROPE, AND THE ASIA/PACIFIC REGION. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            Common and Preferred Stocks and Bonds (99.5%)
            Australia (6.9%)
            AIRLINES
   635,438  Qantas Airways Ltd......................  $  1,328,840
                                                      ------------
            FINANCIAL CONGLOMERATES
    29,150  Macquarie Bank Ltd......................       369,311
                                                      ------------
            MAJOR BANKS
   137,100  Australia & New Zealand Banking Group
             Ltd....................................     1,432,010
    85,150  Commonwealth Bank of Australia..........     1,435,874
                                                      ------------
                                                         2,867,884
                                                      ------------
            MAJOR TELECOMMUNICATIONS
   239,150  Telstra Corp., Ltd......................       631,445
                                                      ------------
            MEDIA CONGLOMERATES
   273,700  News Corp., Ltd.........................     1,615,380
                                                      ------------
            MISCELLANEOUS COMMERCIAL SERVICES
   128,645  Brambles Industries Ltd.................       488,812
                                                      ------------
            OTHER METALS/MINERALS
   327,151  BHP Billiton Ltd........................     1,758,451
 1,101,500  M.I.M. Holdings Ltd.....................       696,542
    99,400  Rio Tinto Ltd...........................     1,761,633
                                                      ------------
                                                         4,216,626
                                                      ------------
            PROPERTY - CASUALTY INSURERS
   133,350  QBE Insurance Group Ltd.................       569,563
                                                      ------------
            Total Australia.........................    12,087,861
                                                      ------------
            China (0.5%)
            ELECTRIC UTILITIES
 1,136,000  Huaneng Power International, Inc. (Class
             H).....................................       815,632
                                                      ------------
            INVESTMENT TRUSTS/MUTUAL FUNDS
   100,000  Investment Co. of China**...............       125,500
                                                      ------------
            Total China.............................       941,132
                                                      ------------

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            Hong Kong (9.6%)
            AIRLINES
   397,000  Cathay Pacific Airways, Ltd.............  $    557,355
                                                      ------------
            APPAREL/FOOTWEAR RETAIL
   371,000  Esprit Holdings Ltd.....................       623,122
 1,064,000  Giordano International Ltd..............       405,841
                                                      ------------
                                                         1,028,963
                                                      ------------
            BROADCASTING
   201,000  Television Broadcasts Ltd...............       691,939
                                                      ------------
            COMPUTER PERIPHERALS
   306,000  TPV Technology Ltd......................       104,682
                                                      ------------
            INDUSTRIAL CONGLOMERATES
   243,190  Hutchison Whampoa Ltd...................     1,496,631
   214,000  Swire Pacific Ltd. (Class A)............       899,944
                                                      ------------
                                                         2,396,575
                                                      ------------
            INVESTMENT BANKS/BROKERS
   336,000  Hong Kong Exchanges & Clearing Ltd......       445,869
                                                      ------------
            MISCELLANEOUS MANUFACTURING
 1,269,400  Johnson Electric Holdings Ltd...........     1,342,703
                                                      ------------
            OIL & GAS PRODUCTION
   541,000  CNOOC Ltd...............................       676,285
                                                      ------------
            REAL ESTATE DEVELOPMENT
   258,400  Cheung Kong (Holdings) Ltd..............     1,714,473
   456,000  Henderson Land Development Co., Ltd.....     1,385,610
   343,400  Sun Hung Kai Properties Ltd.............     2,139,756
   392,000  Wharf (Holdings) Ltd. (The).............       786,553
                                                      ------------
                                                         6,026,392
                                                      ------------
            TEXTILES
   636,000  Texwinca Holdings Ltd...................       411,790
                                                      ------------
            TOOLS/HARDWARE
   606,000  Techtronic Industries Co., Ltd..........       462,293
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            WHOLESALE DISTRIBUTORS
   604,800  Li & Fung Ltd...........................  $    600,954
                                                      ------------
            WIRELESS TELECOMMUNICATIONS
   745,900  China Mobile (Hong Kong) Ltd.*..........     1,831,374
   303,000  SmarTone Telecommunications Holdings
             Ltd....................................       324,382
                                                      ------------
                                                         2,155,756
                                                      ------------
            Total Hong Kong.........................    16,901,556
                                                      ------------
            India (2.5%)
            ELECTRICAL PRODUCTS
   127,300  Bharat Heavy Electricals Ltd............       393,291
                                                      ------------
            INFORMATION TECHNOLOGY SERVICES
    15,358  Infosys Technologies Ltd................     1,202,171
                                                      ------------
            MOTOR VEHICLES
   115,000  Hero Honda Motors Ltd...................       568,108
                                                      ------------
            OIL REFINING/MARKETING
    51,000  Bharat Petroleum Corp., Ltd.............       199,036
    53,000  Hindustan Petroleum Corp., Ltd..........       232,854
                                                      ------------
                                                           431,890
                                                      ------------
            PHARMACEUTICALS: OTHER
     9,250  Cipla Ltd...............................       167,624
    43,200  Ranbaxy Laboratories Ltd................       465,924
                                                      ------------
                                                           633,548
                                                      ------------
            REGIONAL BANKS
    32,000  HDFC Bank Ltd. (ADR)....................       424,000
                                                      ------------
            SPECIALTY TELECOMMUNICATIONS
   103,200  Mahanagar Telephone Nigam Ltd...........       202,497
                                                      ------------

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            TOBACCO
    44,000  ITC Ltd.................................  $    559,297
                                                      ------------
            Total India.............................     4,414,802
                                                      ------------
            Indonesia (0.3%)
            INVESTMENT TRUSTS/MUTUAL FUNDS
 2,500,000  Batavia Investment Fund Ltd.*...........             0
                                                      ------------
            SPECIALTY TELECOMMUNICATIONS
 1,637,000  PT Telekomunikasi Indonesia.............       545,253
                                                      ------------
            Total Indonesia.........................       545,253
                                                      ------------
            Japan (55.1%)
            AUTO PARTS: O.E.M.
   134,000  NIFCO Inc...............................     1,215,598
                                                      ------------
            BUILDING PRODUCTS
   253,000  Sanwa Shutter Corp......................       676,978
JPY 80,000K Sanwa Shutter Corp. 0.90% due 03/31/06
             (Conv.)................................       657,856
                                                      ------------
                                                         1,334,834
                                                      ------------
            CHEMICALS: MAJOR DIVERSIFIED
   574,000  Mitsubishi Chemical Corp.*..............       992,723
                                                      ------------
            CHEMICALS: SPECIALTY
   569,000  Daicel Chemical Industries, Ltd.........     1,671,072
   558,000  Denki Kagaku Kogyo Kabushiki Kaisha.....     1,060,646
   360,000  Kaneka Corp.............................     1,923,642
   300,000  Shin-Etsu Polymer Co., Ltd..............     1,189,427
                                                      ------------
                                                         5,844,787
                                                      ------------
            COMMERCIAL PRINTING/FORMS
   128,000  Dai Nippon Printing Co., Ltd............     1,307,358
    72,000  Nissha Printing Co., Ltd................       464,024
                                                      ------------
                                                         1,771,382
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            COMPUTER PERIPHERALS
   149,900  Mitsumi Electric Co., Ltd...............  $  1,357,391
                                                      ------------
            COMPUTER PROCESSING HARDWARE
   384,000  Fujitsu Ltd.............................     1,243,661
                                                      ------------
            ELECTRIC UTILITIES
    98,000  Tokyo Electric Power Co.................     1,810,817
                                                      ------------
            ELECTRICAL PRODUCTS
   213,000  Furukawa Electric Co., Ltd..............       384,019
                                                      ------------
            ELECTRONIC COMPONENTS
    48,000  TDK Corp................................     1,883,505
                                                      ------------
            ELECTRONIC DISTRIBUTORS
    95,000  Ryosan Co., Ltd.........................       896,680
                                                      ------------
            ELECTRONIC EQUIPMENT/ INSTRUMENTS
    90,000  Canon, Inc..............................     3,318,649
   259,000  Casio Computer Co., Ltd.................     1,360,711
    35,000  Kyocera Corp............................     2,061,511
   247,000  Matsushita Electric Industrial Co.,
             Ltd....................................     2,587,274
   320,000  NEC Corp................................     1,174,743
   188,000  Ricoh Co., Ltd..........................     3,358,786
   789,000  Toshiba Corp.*..........................     1,976,040
                                                      ------------
                                                        15,837,714
                                                      ------------
            ELECTRONICS/APPLIANCES
    93,000  Fuji Photo Film Co., Ltd................     2,564,366
    44,200  Rinnai Corp.............................       971,765
    68,800  Sony Corp...............................     2,957,872
                                                      ------------
                                                         6,494,003
                                                      ------------
            ENGINEERING & CONSTRUCTION
    90,000  Kyudenko Corp...........................       309,104
   468,000  Obayashi Corp...........................     1,011,747
    41,000  Sanki Engineering Co., Ltd..............       192,323
                                                      ------------
                                                         1,513,174
                                                      ------------
            FINANCE/RENTAL/LEASING
   174,800  Hitachi Capital Corp....................     2,099,083
                                                      ------------
            FOOD RETAIL
    85,700  FamilyMart Co., Ltd.....................     1,635,977
                                                      ------------

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            FOOD: MEAT/FISH/DAIRY
   150,000  Nippon Meat Packers, Inc................  $  1,260,401
                                                      ------------
            FOOD: SPECIALTY/CANDY
    85,800  House Foods Corp........................       765,047
                                                      ------------
            HOME BUILDING
   274,000  Sekisui Chemical Co., Ltd...............       721,994
   230,000  Sekisui House, Ltd......................     1,690,569
                                                      ------------
                                                         2,412,563
                                                      ------------
            HOME FURNISHINGS
    14,000  Sangetsu Co., Ltd.......................       214,374
                                                      ------------
            INDUSTRIAL CONGLOMERATES
   462,000  Hitachi Ltd.............................     1,805,335
                                                      ------------
            INDUSTRIAL MACHINERY
   328,000  Amada Co., Ltd..........................     1,011,454
   356,000  Daifuku Co., Ltd........................       964,203
   155,000  Daikin Industries Ltd...................     2,405,042
   105,000  Fuji Machine Manufacturing Co., Ltd.....       779,491
   119,000  Fujitec Co., Ltd........................       634,900
   720,000  Mitsubishi Heavy Industries, Ltd........     1,527,166
   502,000  Tsubakimoto Chain Co....................     1,212,204
                                                      ------------
                                                         8,534,460
                                                      ------------
            INDUSTRIAL SPECIALTIES
   156,000  Lintec Corp.............................     1,231,914
                                                      ------------
            MAJOR BANKS
        16  Mitsubishi Tokyo Financial Group,
             Inc....................................       104,291
                                                      ------------
            MAJOR TELECOMMUNICATIONS
       533  Nippon Telegraph & Telephone Corp.......     1,952,333
                                                      ------------
            MARINE SHIPPING
    96,000  Mitsubishi Logistics Corp...............       473,813
                                                      ------------
            METAL FABRICATIONS
   356,000  Minebea Co., Ltd........................     1,614,750
                                                      ------------
            MISCELLANEOUS MANUFACTURING
   162,600  Kurita Water Industries Ltd.............     1,379,540
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            MOTOR VEHICLES
   432,000  Nissan Motor Co., Ltd...................  $  3,316,300
   206,000  Suzuki Motor Corp.......................     2,203,182
   118,000  Toyota Motor Corp.......................     2,868,657
                                                      ------------
                                                         8,388,139
                                                      ------------
            MOVIES/ENTERTAINMENT
    25,000  TOHO Co., Ltd...........................       252,692
                                                      ------------
            PHARMACEUTICALS: MAJOR
   165,500  Sankyo Co., Ltd.........................     1,949,600
                                                      ------------
            PHARMACEUTICALS: OTHER
    68,000  Ono Pharmaceutical Co., Ltd.............     2,141,295
   120,000  Yamanouchi Pharmaceutical Co., Ltd......     2,936,858
                                                      ------------
                                                         5,078,153
                                                      ------------
            RAILROADS
       480  East Japan Railway Co...................     2,185,022
                                                      ------------
            REAL ESTATE DEVELOPMENT
   292,000  Mitsubishi Estate Co., Ltd..............     2,182,020
                                                      ------------
            RECREATIONAL PRODUCTS
    26,400  Nintendo Co., Ltd.......................     2,541,361
   165,000  Yamaha Corp.............................     1,421,439
                                                      ------------
                                                         3,962,800
                                                      ------------
            SEMICONDUCTORS
    10,100  Rohm Co., Ltd...........................     1,271,358
                                                      ------------
            TEXTILES
   155,000  Nisshinbo Industries, Inc...............       604,422
                                                      ------------
            WHOLESALE DISTRIBUTORS
    50,000  Hitachi High-Technologies Corp..........       530,266
   270,000  Mitsubishi Corp.........................     1,685,022
   152,000  Nagase & Co., Ltd.......................       642,323
                                                      ------------
                                                         2,857,611
                                                      ------------
            Total Japan.............................    96,795,986
                                                      ------------
            Singapore (4.7%)
            AIRLINES
   300,000  Singapore Airlines Ltd..................     1,865,988
                                                      ------------

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            ELECTRONIC COMPONENTS
   134,100  Venture Corp., Ltd......................  $  1,000,916
                                                      ------------
            ENGINEERING & CONSTRUCTION
 1,073,000  SembCorp Industries Ltd.................       624,931
                                                      ------------
            FINANCIAL CONGLOMERATES
   199,000  Keppel Corp., Ltd.......................       495,109
                                                      ------------
            MAJOR BANKS
   184,244  DBS Group Holdings Ltd..................     1,291,844
                                                      ------------
            MARINE SHIPPING
   857,000  Neptune Orient Lines Ltd.*..............       356,175
                                                      ------------
            OTHER TRANSPORTATION
   480,400  SembCorp Logistics Ltd..................       475,374
                                                      ------------
            REAL ESTATE DEVELOPMENT
   912,000  Capitaland Ltd..........................       660,085
   154,400  City Developments Ltd...................       408,590
                                                      ------------
                                                         1,068,675
                                                      ------------
            REGIONAL BANKS
   129,494  United Overseas Bank Ltd................       981,181
                                                      ------------
            SEMICONDUCTORS
   330,000  Chartered Semiconductor Manufacturing
             Ltd.*..................................       168,872
                                                      ------------
            Total Singapore.........................     8,329,065
                                                      ------------
            South Korea (12.4%)
            CHEMICALS: SPECIALTY
    26,430  LG Chemical Ltd.........................       785,349
                                                      ------------
            ELECTRONICS/APPLIANCES
    11,610  Humax Co., Ltd..........................       172,491
    21,236  LG Electronics Inc.*....................       641,414
                                                      ------------
                                                           813,905
                                                      ------------
            ENGINEERING & CONSTRUCTION
    46,720  Hyundai Development Co.*................       252,860
                                                      ------------
            FOOD: SPECIALTY/CANDY
     7,260  Tong Yang Confectionery Corp............       331,886
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            HOUSEHOLD/PERSONAL CARE
    10,240  LG Household & Health Care Ltd..........  $    300,931
                                                      ------------
            INDUSTRIAL MACHINERY
    72,420  Hyundai Mobis...........................     1,616,887
                                                      ------------
            INTERNET RETAIL
     9,961  CJ Home Shopping Co. Ltd................       414,703
                                                      ------------
            INVESTMENT BANKS/BROKERS
    23,500  Daishin Securities Co...................       316,531
    40,670  LG Investment & Securities Co...........       531,200
    27,890  Samsung Securities Co., Ltd.*...........       720,586
    43,500  Seoul Securities Co., Ltd...............       157,133
                                                      ------------
                                                         1,725,450
                                                      ------------
            MOTOR VEHICLES
    32,740  Hyundai Motor Co., Ltd..................       827,186
    40,320  Hyundai Motor Co., Ltd. (Pref.).........       501,943
                                                      ------------
                                                         1,329,129
                                                      ------------
            PROPERTY - CASUALTY INSURERS
    10,400  Hyundai Marine & Fire Insurance Co.,
             Ltd....................................       242,808
                                                      ------------
            REGIONAL BANKS
    80,610  Shinhan Financial Group Co., Ltd........       845,582
                                                      ------------
            SEMICONDUCTORS
    27,069  Samsung Electronics Co., Ltd............     7,623,514
    11,500  Samsung Electronics Co., Ltd. (Pref.)...     1,539,592
                                                      ------------
                                                         9,163,106
                                                      ------------
            SPECIALTY STORES
     3,360  Shinsegae Co., Ltd......................       451,200
                                                      ------------
            STEEL
    12,330  POSCO...................................     1,152,477
                                                      ------------

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            WIRELESS TELECOMMUNICATIONS
     9,090  SK Telecom Co., Ltd.....................  $  1,669,592
    30,800  SK Telecom Co., Ltd. (ADR)..............       618,156
                                                      ------------
                                                         2,287,748
                                                      ------------
            Total South Korea.......................    21,714,021
                                                      ------------
            Taiwan (7.5%)
            AIRLINES
 1,644,000  EVA Airways Corp.*......................       723,833
                                                      ------------
            CHEMICALS: MAJOR DIVERSIFIED
   353,408  Formosa Chemicals & Fibre Corp..........       318,321
                                                      ------------
            CHEMICALS: SPECIALTY
   373,000  Formosa Plastic Corp....................       410,032
                                                      ------------
            COMPUTER COMMUNICATIONS
   632,425  Accton Technology Corp.*................       782,569
                                                      ------------
            COMPUTER PERIPHERALS
   274,700  Hon Hai Precison Industry Co., Ltd......       992,082
                                                      ------------
            COMPUTER PROCESSING HARDWARE
   217,032  Asustek Computer, Inc...................       449,678
   268,000  Quanta Computer Inc.....................       543,712
                                                      ------------
                                                           993,390
                                                      ------------
            ELECTRICAL PRODUCTS
   584,000  Phoenixtec Power Co., Ltd...............       394,935
                                                      ------------
            ELECTRONIC PRODUCTION EQUIPMENT
    66,600  ASE Test Ltd.*..........................       283,716
                                                      ------------
            ELECTRONICS/APPLIANCE STORES
    57,700  Largan Precision Co., Ltd...............       355,332
                                                      ------------
            ELECTRONICS/APPLIANCES
   402,000  Premier Image Technology Corp...........       659,396
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            ENGINEERING & CONSTRUCTION
   594,000  CTCI Corp...............................  $    278,624
                                                      ------------
            FINANCIAL CONGLOMERATES
   167,336  Fubon Financial Holding Co., Ltd........       145,907
 1,634,000  Taishin Financial Holdings Co., Ltd.*...       738,239
                                                      ------------
                                                           884,146
                                                      ------------
            INVESTMENT BANKS/BROKERS
   590,000  Yuanta Core Pacific Securities Co.......       312,403
                                                      ------------
            REGIONAL BANKS
 2,053,429  Chinatrust Financial Holding Co.,
             Ltd.*..................................     1,636,834
 2,082,875  SinoPac Holdings Co.*...................       872,110
   591,040  Taipei Bank.............................       508,550
                                                      ------------
                                                         3,017,494
                                                      ------------
            SEMICONDUCTORS
   279,200  Novatek Microelectronics Corp., Ltd.....       610,625
   568,470  Siliconware Precision Industries Co.*...       305,911
 1,259,432  Taiwan Semiconductor Manufacturing Co.,
             Ltd.*..................................     1,685,283
   356,973  United Microelectronics Corp.*..........       258,870
                                                      ------------
                                                         2,860,689
                                                      ------------
            Total Taiwan............................    13,266,962
                                                      ------------
            Total Common and Preferred Stocks and
             Bonds
             (COST $233,454,818)....................   174,996,638
                                                      ------------

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            Short Term Investment (a) (0.2%)
            Commercial Paper
            FINANCIAL CONGLOMERATES
$  350,000  General Electric Capital Corp. 1.76% due
             12/16/02
             (COST $349,230)........................  $    349,230
                                                      ------------

  Total Investments
   (COST $233,804,048) (B)................    99.7%  175,345,868
  Other Assets in Excess of Liabilities...     0.3       443,249
                                            ------  ------------
  Net Assets..............................   100.0% $175,789,117
                                            ======  ============

--------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
  K   IN THOUSANDS.
  *   NON-INCOME PRODUCING SECURITY.
 ** PARTIALLY PAID SHARES. RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 (A) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
 (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $10,475,395 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $68,933,575, RESULTING IN NET UNREALIZED DEPRECIATION OF $58,458,180.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

Forward Foreign Currency Contracts Open at
October 31, 2002:
                                                        UNREALIZED
      CONTRACTS          IN EXCHANGE     DELIVERY      APPRECIATION
     TO DELIVER              FOR           DATE       (DEPRECIATION)
---------------------------------------------------------------------
    HKD 9,583,990        $1,228,795      11/01/02        $    16
    AUD 1,265,384        $  699,631      11/04/02         (2,278)
     SGD  940,791        $  531,640      11/05/02           (331)
                                                         -------
      Net unrealized depreciation.................       $(2,593)
                                                         =======

CURRENCY ABBREVIATIONS:

AUD  Australian Dollar.
HKD  Hong Kong Dollar.
JPY  Japanese Yen.
SGD  Singapore Dollar.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
SUMMARY OF INVESTMENTS / / OCTOBER 31, 2002

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Airlines................................  $  4,476,016       2.5%
Apparel/Footwear Retail.................     1,028,963       0.6
Auto Parts: O.E.M.......................     1,215,598       0.7
Broadcasting............................       691,939       0.4
Building Products.......................     1,334,834       0.8
Chemicals: Major Diversified............     1,311,044       0.7
Chemicals: Specialty....................     7,040,168       4.0
Commercial Printing/Forms...............     1,771,382       1.0
Computer Communications.................       782,569       0.4
Computer Peripherals....................     2,454,155       1.4
Computer Processing Hardware............     2,237,051       1.3
Electric Utilities......................     2,626,449       1.5
Electrical Products.....................     1,172,245       0.7
Electronic Components...................     2,884,421       1.6
Electronic Distributors.................       896,680       0.5
Electronic Equipment/ Instruments.......    15,837,714       9.0
Electronic Production Equipment.........       283,716       0.2
Electronics/Appliance Stores............       355,332       0.2
Electronics/Appliances..................     7,967,304       4.5
Engineering & Construction..............     2,669,589       1.5
Finance/Rental/Leasing..................     2,099,083       1.2
Financial Conglomerates.................     2,097,796       1.2
Food Retail.............................     1,635,977       0.9
Food: Meat/Fish/Dairy...................     1,260,401       0.7
Food: Specialty/Candy...................     1,096,933       0.6
Home Building...........................     2,412,563       1.4
Home Furnishings........................       214,374       0.1
Household/Personal Care.................       300,931       0.2
Industrial Conglomerates................     4,201,910       2.4
Industrial Machinery....................    10,151,347       5.8
Industrial Specialties..................     1,231,914       0.7
Information Technology Services.........     1,202,171       0.7
Internet Retail.........................       414,703       0.2
Investment Banks/Brokers................     2,483,722       1.4
Investment Trusts/Mutual Funds..........       125,500       0.1
Major Banks.............................     4,264,019       2.4
Major Telecommunications................     2,583,778       1.5

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Marine Shipping.........................  $    829,988       0.5%
Media Conglomerates.....................     1,615,380       0.9
Metal Fabrications......................     1,614,750       0.9
Miscellaneous Commercial Services.......       488,812       0.3
Miscellaneous Manufacturing.............     2,722,243       1.5
Motor Vehicles..........................    10,285,376       5.9
Movies/Entertainment....................       252,692       0.1
Oil & Gas Production....................       676,285       0.4
Oil Refining/Marketing..................       431,890       0.2
Other Metals/Minerals...................     4,216,626       2.4
Other Transportation....................       475,374       0.3
Pharmaceuticals: Major..................     1,949,600       1.1
Pharmaceuticals: Other..................     5,711,701       3.2
Property - Casualty Insurers............       812,371       0.5
Railroads...............................     2,185,022       1.2
Real Estate Development.................     9,277,087       5.3
Recreational Products...................     3,962,800       2.3
Regional Banks..........................     5,268,257       3.0
Semiconductors..........................    13,464,025       7.6
Specialty Stores........................       451,200       0.3
Specialty Telecommunications............       747,750       0.4
Steel...................................     1,152,477       0.7
Textiles................................     1,016,212       0.6
Tobacco.................................       559,297       0.3
Tools/Hardware..........................       462,293       0.3
Wholesale Distributors..................     3,458,565       2.0
Wireless Telecommunications.............     4,443,504       2.5
                                          ------------   -------
                                          $175,345,868      99.7%
                                          ============   =======

                                                        PERCENT OF
TYPE OF INVESTMENT                           VALUE      NET ASSETS

------------------------------------------------------------------

Common Stocks...........................  $172,297,247      98.0%
Convertible Bonds.......................       657,856       0.4
Preferred Stocks........................     2,041,535       1.1
Short-Term Investment...................       349,230       0.2
                                          ------------   -------
                                          $175,345,868      99.7%
                                          ============   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
OCTOBER 31, 2002

Assets:
Investments in securities, at value (cost
 $233,804,048)....................................  $175,345,868
Foreign cash......................................     1,814,628
Receivable for:
  Investments sold................................     4,373,801
  Dividends.......................................       466,634
  Foreign withholding taxes reclaimed.............        30,463
  Capital stock sold..............................        11,328
Prepaid expenses and other assets.................        57,652
                                                    ------------
    Total Assets..................................   182,100,374
                                                    ------------
Liabilities:
Unrealized depreciation on open forward foreign
 currency contracts...............................         2,593
Payable for:
  Investments purchased...........................       316,006
  Capital stock redeemed..........................       149,205
  Investment management fee.......................       144,063
  Distribution fee................................       142,303
Payable to bank...................................     5,323,193
Accrued expenses and other payables...............       233,894
                                                    ------------
    Total Liabilities.............................     6,311,257
                                                    ------------
    Net Assets....................................  $175,789,117
                                                    ============
Composition of Net Assets:
Paid-in-capital...................................  $621,046,177
Net unrealized depreciation.......................   (58,467,427)
Accumulated net investment loss...................      (124,141)
Accumulated net realized loss.....................  (386,665,492)
                                                    ------------
    Net Assets....................................  $175,789,117
                                                    ============
Class A Shares:
Net Assets........................................    $4,088,581
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................       475,178
    Net Asset Value Per Share.....................  $       8.60
                                                    ============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $       9.08
                                                    ============
Class B Shares:
Net Assets........................................  $163,000,143
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................    19,106,250
    Net Asset Value Per Share.....................  $       8.53
                                                    ============
Class C Shares:
Net Assets........................................    $3,181,917
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................       373,543
    Net Asset Value Per Share.....................  $       8.52
                                                    ============
Class D Shares:
Net Assets........................................    $5,518,476
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................       635,489
    Net Asset Value Per Share.....................  $       8.68
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED OCTOBER 31, 2002

Net Investment Loss:
Income
Dividends (net of $430,440 foreign withholding
 tax).............................................  $3,300,699
Interest..........................................     55,342
                                                    ---------
    Total Income..................................  3,356,041
                                                    ---------
Expenses
Investment management fee.........................  2,161,316
Distribution fee (Class A shares).................     11,807
Distribution fee (Class B shares).................  2,105,105
Distribution fee (Class C shares).................     33,673
Transfer agent fees and expenses..................    962,535
Custodian fees....................................    251,275
Registration fees.................................    125,109
Shareholder reports and notices...................    101,534
Professional fees.................................     68,763
Directors' fees and expenses......................     17,811
Other.............................................     39,743
                                                    ---------
    Total Expenses................................  5,878,671
                                                    ---------
    Net Investment Loss...........................  (2,522,630)
                                                    ---------
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
  Investments.....................................  (3,973,433)
  Foreign exchange transactions...................    (69,551)
                                                    ---------
    Net Realized Loss.............................  (4,042,984)
                                                    ---------
Net change in unrealized appreciation/depreciation
 on:
  Investments.....................................  5,803,452
  Translation of forward foreign currency
   contracts, other assets and liabilities
   denominated in foreign currencies..............      9,968
                                                    ---------
    Net Appreciation..............................  5,813,420
                                                    ---------
    Net Gain......................................  1,770,436
                                                    ---------
Net Decrease......................................  $(752,194)
                                                    =========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                            FOR THE YEAR      FOR THE YEAR
                                               ENDED             ENDED
                                          OCTOBER 31, 2002  OCTOBER 31, 2001
                                          ----------------  ----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................    $ (2,522,630)     $ (4,183,147)
Net realized loss.......................      (4,042,984)      (30,512,066)
Net change in unrealized depreciation...       5,813,420       (92,968,376)
                                            ------------      ------------
    Net Decrease........................        (752,194)     (127,663,589)
                                            ------------      ------------

Dividends to Shareholders from Net
 Investment Income:
Class A Shares..........................        --                (128,253)
Class B shares..........................        --              (1,014,677)
Class C shares..........................        --                 (14,974)
Class D shares..........................        --                (117,022)
                                            ------------      ------------

    Total Dividends.....................        --              (1,274,926)
                                            ------------      ------------

Net decrease from capital stock
 transactions...........................     (68,175,208)     (128,259,097)
                                            ------------      ------------

    Net Decrease........................     (68,927,402)     (257,197,612)

Net Assets:
Beginning of period.....................     244,716,519       501,914,131
                                            ------------      ------------

End of Period (INCLUDING ACCUMULATED NET
 INVESTMENT LOSSES OF $124,141 AND
 $360,863, RESPECTIVELY)................    $175,789,117      $244,716,519
                                            ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2002

1. Organization and Accounting Policies
Morgan Stanley Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2002 CONTINUED

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows:
(1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2002 CONTINUED

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of daily net assets not exceeding $1 billion; 0.90% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.85% to the portion of daily net assets in excess of $2 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2002 CONTINUED

average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $39,463,457 at October 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.83%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $36,368, $215,568 and $15,004, respectively and received $7,325 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2002 aggregated $69,921,711 and $138,405,201, respectively.

For the year ended October 31, 2002, the Fund incurred brokerage commissions of $39,805 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Sub-Advisor and Distributor, for portfolio

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2002 CONTINUED

transactions executed on behalf of the Fund. At October 31, 2002, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $3,450,379.

For the year ended October 31, 2002, the Fund incurred brokerage commissions of $569 with China International Corp., an affiliate of the Investment Manager, Sub-Advisor and Distributor, for portfolio transactions executed on behalf of the Fund.

At October 31, 2002, Morgan Stanley Fund of Funds - International Portfolio, an affiliate of the Investment Manager, Sub-Advisor and Distributor, owned 569,244 Class D shares of capital stock.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At October 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $9,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 2002 included in Directors' fees and expenses in the Statement of Operations amounted to $5,262. At October 31, 2002, the Fund had an accrued pension liability of $51,979 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
At October 31, 2002, the Fund had a net capital loss carryover of approximately $381,747,000, to offset future capital gains to the extent provided by regulations, available through October 31 of the following years:

           AMOUNTS IN THOUSANDS
-------------------------------------------
 2005      2006     2007     2009     2010
-------  --------  -------  -------  ------
$54,029  $268,352  $26,406  $25,208  $7,752
=======  ========  =======  =======  ======

As of October 31, 2002, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies ("PFICs") and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss, foreign currency losses and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2002 CONTINUED

differences, accumulated net realized loss was charged $201,173, paid-in-capital was charged $2,558,179 and accumulated net investment loss was credited $2,759,352.

6. Capital Stock
Transactions in capital stock were as follows:

                                       FOR THE YEAR                FOR THE YEAR
                                          ENDED                       ENDED
                                     OCTOBER 31, 2002            OCTOBER 31, 2001
                                --------------------------  --------------------------
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................   11,088,637  $ 106,497,570   20,721,501  $ 233,504,296
Reinvestment of dividends.....      --            --             10,382        114,405
Redeemed......................  (10,964,391)  (106,399,064) (21,558,576)  (246,330,495)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class A......................      124,246         98,506     (826,693)   (12,711,794)
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................    6,326,639     60,646,610   19,114,676    213,417,784
Reinvestment of dividends.....      --            --             84,591        931,340
Redeemed......................  (13,263,251)  (127,326,461) (28,995,264)  (327,813,608)
                                -----------  -------------  -----------  -------------
Net decrease -- Class B.......   (6,936,612)   (66,679,851)  (9,795,997)  (113,464,484)
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................    3,818,052     36,594,557    6,715,003     74,361,326
Reinvestment of dividends.....      --            --              1,258         13,808
Redeemed......................   (3,882,326)   (37,640,725)  (7,137,080)   (80,153,683)
                                -----------  -------------  -----------  -------------
Net decrease -- Class C.......      (64,274)    (1,046,168)    (420,819)    (5,778,549)
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................    2,620,642     25,207,755      804,069      9,018,474
Reinvestment of dividends.....      --            --              1,267         14,015
Redeemed......................   (2,686,742)   (25,755,450)    (487,550)    (5,336,759)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class D......................      (66,100)      (547,695)     317,786      3,695,730
                                -----------  -------------  -----------  -------------
Net decrease in Fund..........   (6,942,740) $ (68,175,208) (10,725,723) $(128,259,097)
                                ===========  =============  ===========  =============

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2002 CONTINUED

underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 2002, there were outstanding forward contracts.

At October 31, 2002, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

At October 31, 2002, investments in securities of issuers in Japan represented 55.1% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                           FOR THE YEAR ENDED OCTOBER 31,
                           ---------------------------------------------------------------
                              2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....    $ 8.92       $13.29        $14.54       $ 9.76      $12.86
                             ------       ------        ------       ------      ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............     (0.05)       (0.03)        (0.10)        0.05        0.10
  Net realized and
   unrealized gain
   (loss)................     (0.27)       (4.13)        (1.02)        4.73       (2.94)
                             ------       ------        ------       ------      ------
Total income (loss) from
 investment operations...     (0.32)       (4.16)        (1.12)        4.78       (2.84)
                             ------       ------        ------       ------      ------

Less dividends from net
 investment income.......     -            (0.21)        (0.13)       -           (0.26)
                             ------       ------        ------       ------      ------

Net asset value, end of
 period..................    $ 8.60       $ 8.92        $13.29       $14.54      $ 9.76
                             ======       ======        ======       ======      ======

Total Return+............     (3.59)%     (31.42)%       (8.10)%      48.98%     (22.35)%

Ratios to Average Net
 Assets(1):
Expenses.................      1.88 %       1.74 %        1.60 %       1.79%       1.90 %
Net investment income
 (loss)..................     (0.40)%      (0.38)%       (0.68)%       0.34%       0.89 %
Supplemental Data:
Net assets, end of
 period, in thousands....    $4,089       $3,131       $15,646      $10,048      $3,102
Portfolio turnover
 rate....................        32 %         37 %          37 %        128%         58 %

---------------------

  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                                FOR THE YEAR ENDED OCTOBER 31,
                           -------------------------------------------------------------------------
                               2002           2001           2000           1999           1998
                           -------------  -------------  -------------  -------------  -------------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $ 8.89         $13.11         $14.39         $ 9.73         $12.83
                               ------         ------         ------         ------         ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............       (0.11)         (0.13)         (0.23)         (0.06)          0.01
  Net realized and
   unrealized gain
   (loss)................       (0.25)         (4.05)         (1.02)          4.72          (2.92)
                               ------         ------         ------         ------         ------
Total income (loss) from
 investment operations...       (0.36)         (4.18)         (1.25)          4.66          (2.91)
                               ------         ------         ------         ------         ------

Less dividends from net
 investment income.......      -               (0.04)         (0.03)        -               (0.19)
                               ------         ------         ------         ------         ------

Net asset value, end of
 period..................      $ 8.53         $ 8.89         $13.11         $14.39         $ 9.73
                               ======         ======         ======         ======         ======

Total Return+............       (4.05)%       (31.87)%        (8.86)%        47.89 %       (22.87)%

Ratios to Average Net
 Assets(1):
Expenses.................        2.64 %         2.55 %         2.37 %         2.56 %         2.65 %
Net investment income
 (loss)..................       (1.16)%        (1.19)%        (1.45)%        (0.43)%         0.14 %
Supplemental Data:
Net assets, end of
 period, in thousands....    $163,000       $231,422       $469,924       $633,216       $408,990
Portfolio turnover
 rate....................          32 %           37 %           37 %          128 %           58 %

---------------------

  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                            FOR THE YEAR ENDED OCTOBER 31,
                           -----------------------------------------------------------------
                              2002         2001          2000          1999         1998
                           -----------  -----------  ------------  ------------  -----------
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....    $ 8.86       $13.07        $14.38        $ 9.72       $12.83
                             ------       ------        ------        ------       ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............     (0.10)       (0.13)        (0.23)        (0.05)        0.01
  Net realized and
   unrealized gain
   (loss)................     (0.24)       (4.05)        (1.00)         4.71        (2.89)
                             ------       ------        ------        ------       ------
Total income (loss) from
 investment operations...     (0.34)       (4.18)        (1.23)         4.66        (2.88)
                             ------       ------        ------        ------       ------

Less dividends from net
 investment income.......     -            (0.03)        (0.08)        -            (0.23)
                             ------       ------        ------        ------       ------

Net asset value, end of
 period..................    $ 8.52       $ 8.86        $13.07        $14.38       $ 9.72
                             ======       ======        ======        ======       ======

Total Return+............     (3.84)%     (31.89)%       (8.88)%       47.94 %     (22.68)%

Ratios to Average Net
 Assets(1):
Expenses.................      2.47 %       2.50 %        2.37 %        2.56 %       2.65 %
Net investment income
 (loss)..................     (0.99)%      (1.14)%       (1.45)%       (0.43)%       0.14 %
Supplemental Data:
Net assets, end of
 period, in thousands....    $3,182       $3,880       $11,219       $12,278       $1,581
Portfolio turnover
 rate....................        32 %         37 %          37 %         128 %         58 %

---------------------

  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                           FOR THE YEAR ENDED OCTOBER 31,
                           ---------------------------------------------------------------
                              2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....    $ 8.96       $13.35       $14.61       $ 9.78       $12.86
                             ------       ------       ------       ------       ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............     (0.02)       (0.02)       (0.20)        0.06         0.07
  Net realized and
   unrealized gain
   (loss)................     (0.26)       (4.11)       (0.91)        4.77        (2.88)
                             ------       ------       ------       ------       ------
Total income (loss) from
 investment operations...     (0.28)       (4.13)       (1.11)        4.83        (2.81)
                             ------       ------       ------       ------       ------

Less dividends from net
 investment income.......     -            (0.26)       (0.15)       -            (0.27)
                             ------       ------       ------       ------       ------

Net asset value, end of
 period..................    $ 8.68       $ 8.96       $13.35       $14.61       $ 9.78
                             ======       ======       ======       ======       ======

Total Return+............     (3.12)%     (31.19)%      (7.94)%      49.39%      (22.14)%

Ratios to Average Net
 Assets(1):
Expenses.................      1.64 %       1.55 %       1.37 %       1.56%        1.65 %
Net investment income
 (loss)..................     (0.16)%      (0.19)%      (0.45)%       0.57%        1.14 %
Supplemental Data:
Net assets, end of
 period, in thousands....    $5,518       $6,284       $5,125       $2,489       $1,565
Portfolio turnover
 rate....................        32 %         37 %         37 %        128%          58 %

---------------------

  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Morgan Stanley Pacific Growth Fund Inc.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Pacific Growth Fund Inc. (the "Fund"), including the portfolio of investments, as of October 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Pacific Growth Fund Inc. as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
DECEMBER 12, 2002

Morgan Stanley Pacific Growth Fund Inc.
DIRECTOR AND OFFICER INFORMATION

Independent Directors:

                                                                                                             Number of
                                                                                                            Portfolios
                                             Term of                                                          in Fund
                           Position(s)     Office and                                                         Complex
Name, Age and Address of    Held with       Length of                                                        Overseen
  Independent Director     Registrant     Time Served*    Principal Occupation(s) During Past 5 Years      by Director**
-------------------------  -----------   ---------------  -------------------------------------------  ---------------------
Michael Bozic (61)         Director      Since April      Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 1994             Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Directors                                     Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (70)         Director      Since January    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  1993             Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Director      Since September  Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 1997             Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Directors                                     Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


Name, Age and Address of
  Independent Director     Other Directorships Held by Director
-------------------------  ------------------------------------
Michael Bozic (61)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Directors
1675 Broadway
New York, NY
Edwin J. Garn (70)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial loan
201 S. Main Street         corporation), United Space Alliance
Salt Lake City, UT         (joint venture between Lockheed
                           Martin and the Boeing Company) and
                           Nuskin Asia Pacific (multilevel
                           marketing); member of the board of
                           various civic and charitable
                           organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Directors      director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley Pacific Growth Fund Inc.
DIRECTOR AND OFFICER INFORMATION CONTINUED

                                                                                                            Number of
                                                                                                           Portfolios
                                            Term of                                                          in Fund
                           Position(s)     Office and                                                        Complex
Name, Age and Address of    Held with      Length of                                                        Overseen
  Independent Director     Registrant     Time Served*   Principal Occupation(s) During Past 5 Years      by Director**
-------------------------  -----------   --------------  -------------------------------------------  ---------------------
Dr. Manuel H. Johnson      Director      Since July      Chairman of the Audit Committee and                       129
(53)                                     1991            Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Director      Since July      Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                1991            Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).


Name, Age and Address of
  Independent Director     Other Directorships Held by Director
-------------------------  ------------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY

Morgan Stanley Pacific Growth Fund Inc.
DIRECTOR AND OFFICER INFORMATION CONTINUED

Interested Directors:

                                                      Term of
                                Position(s)         Office and
Name, Age and Address of         Held with           Length of
   Interested Director          Registrant         Time Served*    Principal Occupation(s) During Past 5 Years
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman and          Since July 1991  Chairman and Director or Trustee of the
(69)                        Director                               Morgan Stanley Funds and the TCW/DW Term
c/o Morgan Stanley Trust                                           Trusts; formerly Chairman, Chief Executive
Harborside Financial                                               Officer and Director of the Investment
Center,                                                            Manager, the Distributor and Morgan Stanley
Plaza Two,                                                         Services, Executive Vice President and
Jersey City, NJ                                                    Director of Morgan Stanley DW, Chairman and
                                                                   Director of the Transfer Agent, and
                                                                   Director and/or officer of various Morgan
                                                                   Stanley subsidiaries (until June 1998) and
                                                                   Chief Executive Officer of the Morgan
                                                                   Stanley Funds and the TCW/DW Term Trusts
                                                                   (until September 2002).
James F. Higgins (54)       Director              Since June 2000  Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                                           August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-
                                                                   August 2000), President and Chief Operating
                                                                   Officer of Individual Securities of Morgan
                                                                   Stanley (February 1997-
                                                                   May 1999).
Philip J. Purcell (59)      Director              Since April      Director or Trustee of the Morgan Stanley
1585 Broadway                                     1994             Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                 Number of
                                Portfolios
                                  in Fund
                                  Complex
Name, Age and Address of         Overseen
   Interested Director         by Director**      Other Directorships Held by Director
-------------------------  ---------------------  ------------------------------------
Charles A. Fiumefreddo                  129       None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   129       None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (59)                  129       Director of American Airlines, Inc.
1585 Broadway                                     and its parent company, AMR
New York, NY                                      Corporation.

----------------------------

   * EACH DIRECTOR SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley Pacific Growth Fund Inc.
DIRECTOR AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        Term of
                                                 Position(s)                          Office and
     Name, Age and Address of                     Held with                            Length of
         Executive Officer                       Registrant                          Time Served*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (49)               President and Chief Executive        President since May 1999 and Chief
1221 Avenue of the Americas          Officer                              Executive Officer since September
New York, NY                                                              2002
Barry Fink (47)                      Vice President, Secretary and        Since February 1997
1221 Avenue of the Americas          General Counsel
New York, NY
Thomas F. Caloia (56)                Treasurer                            Since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Ronald E. Robison (63)               Vice President                       Since October 1998
1221 Avenue of the Americas
New York, NY
Joseph J. McAlinden (59)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Francis Smith (37)                   Vice President and Chief Financial   Since September 2002
c/o Morgan Stanley Trust             Officer
Harborside Financial Center
Plaza Two,
Jersey City, NJ


     Name, Age and Address of
         Executive Officer           Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------------------------
Mitchell M. Merin (49)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman
                                     (since June 1998) and Director (since
                                     January 1998) of the Transfer Agent;
                                     Director of various Morgan Stanley
                                     subsidiaries; President and Chief Executive
                                     Officer (since September 2002) of the
                                     Morgan Stanley Funds and TCW/DW Term
                                     Trusts; Trustee of various Van Kampen
                                     investment companies (since December 1999);
                                     previously Chief Strategic Officer of the
                                     Investment Manager and Morgan Stanley
                                     Services and Executive Vice President of
                                     the Distributor (April 1997-June 1998),
                                     Vice President of the Morgan Stanley Funds
                                     (May 1997-April 1999), and Executive Vice
                                     President of Morgan Stanley.
Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (56)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two                            Treasurer of the Morgan Stanley Funds.
Jersey City, NJ
Ronald E. Robison (63)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services and Chief Executive
                                     Officer and Director of the Transfer Agent;
                                     previously Managing Director of the TCW
                                     Group Inc.
Joseph J. McAlinden (59)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.
Francis Smith (37)                   Vice President and Chief Financial Officer
c/o Morgan Stanley Trust             of the Morgan Stanley Funds and the TCW/DW
Harborside Financial Center          Term Trusts (since September 2002);
Plaza Two,                           Executive Director of the Investment
Jersey City, NJ                      Manager and Morgan Stanley Services (since
                                     December 2001). Formerly, Vice President of
                                     the Investment Manager and Morgan Stanley
                                     Services (August 2000-November 2001),
                                     Senior Manager at
                                     PricewaterhouseCoopers LLP (January
                                     1998-August 2000) and Associate-Fund
                                     Administration at BlackRock Financial
                                     Management (July 1996-December 1997).

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing. Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

37916RPT-9158K02-AP-11/02

[MORGAN STANLEY LOGO]

MORGAN STANLEY
PACIFIC GROWTH FUND

ANNUAL REPORT
OCTOBER 31, 2002